Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow disclosures
Cash flows related to interest and income taxes paid were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Interest paid	$5,367	$899	$602
Income taxes paid	441	74	493
In order to determine net cash provided by operating activities, net income is adjusted by, among other things, changes in current assets and current liabilities as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Decrease (increase) in current assets:
Receivables from related party	$(9,589)	$2,945	$(6,318)
Prepaid expenses and other	95	(451)	(9)
Increase (decrease) in current liabilities:
Accounts payable	(631)	(4,778)	2,403
Accrued liabilities	636	896	158
Taxes other than income taxes	511	31	734
Deferred revenue from related party	5	39	85
Changes in current assets and current liabilities	$(8,973)	$(1,318)	$(2,947)

Supplemental cash flow disclosures, noncash activities
Noncash activities for the years ended December 31, 2015, 2014, and 2013 were as follows (in thousands):

	Year Ended December 31,
	2015 (a)	2014 (b)	2013 (b)
Receivables from related party:
Debt issuance costs owed to related party	$—	$—	$1,071
Offering costs owed to related party	—	—	3,223
Amounts due from related party	—	—	(5,126)
Transfer (from) to Valero for:
Indemnification of environmental costs	—	—	(85)
Deferred income taxes	(282)	(154)	—
Property and equipment, net	—	—	764
Change in accrued capital expenditures	7,088	(5,487)	(427)
Capital expenditures included in accounts payable	(5,496)	(786)	(761)
Reduction to property and equipment, net due to capital lease obligation modification	—	—	913
Noncash capital contributions from Valero Energy Corporation	27,748	—	—
Units issued to Valero Energy Corporation in connection with acquisitions	170,000	—	—

(a) Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.